Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Canadian	$ 838	$ 653	$ 944
Foreign	1,701	1,252	806
Income before income taxes, Total	$ 2,539	$ 1,905	$ 1,750